Investments Accounted for Using the Equity Method - Summarized Consolidated Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,579,091	¥ 7,301,010
Non-current assets	14,341,939	13,160,455
Total assets	21,921,030	20,461,465	¥ 20,419,122
Current liabilities	5,715,457	5,790,088
Non-current liabilities	6,832,734	6,385,354
Total liabilities	12,548,191	12,175,442
Total equity	9,372,839	8,286,023	8,565,790	¥ 8,234,095
Cash and cash equivalents included in current assets	2,758,020	2,672,353	2,494,121	¥ 2,256,488
Sales revenue	13,170,519	14,931,009	15,888,617
Depreciation and amortization	1,425,118	1,461,403	1,468,685
Income tax expense	218,609	279,986	303,089
Profit for the year	695,444	509,932	676,286
Other comprehensive income	577,179	(451,209)	26,321
Comprehensive income for the year	1,272,623	58,723	702,607
Honda's share of comprehensive income for the year	304,994	132,260	207,143
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	687,417	347,462
Non-current assets	238,507	196,439
Total assets	925,924	543,901
Current liabilities	608,408	316,519
Non-current liabilities	32,860	28,229
Total liabilities	641,268	344,748
Total equity	284,657	199,153
Carrying amount of its interest in the joint venture	141,116	98,373
Cash and cash equivalents included in current assets	332,031	246,736
Financial liabilities (excluding trade payables and provisions) included in current liabilities	5,363	67,414
Sales revenue	2,201,051	1,516,160	1,696,651
Interest income	9,412	8,019	6,190
Depreciation and amortization	23,055	18,870	16,091
Income tax expense	65,102	48,622	58,504
Profit for the year	197,217	130,327	176,787
Other comprehensive income	25,462	(21,100)	(8,354)
Comprehensive income for the year	222,679	109,227	168,433
Honda's share of comprehensive income for the year	111,393	54,667	84,273
Dividend from the joint venture to Honda	102,767	72,760	70,788
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	142,328	99,577
Comprehensive income for the year	111,340	54,614	84,217
Dongfeng Honda Automobile Co Ltd [member] | Equity Method Adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(1,212)	(1,204)
Comprehensive income for the year	¥ 53	¥ 53	¥ 56